Fair Value Measurements (Details 1) - Recurring - Significant Unobservable Inputs (Level 3) - Mortgage servicing rights - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair value of assets
Balance at beginning of period	$ 2,847	$ 2,762
Total gains or losses (realized/unrealized) included in earnings	(529)	(301)
Total gains or losses (realized/unrealized) included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Issues	266	386
Settlements	0	0
Balance at end of period	$ 2,584	$ 2,847